STOCKHOLDERS' EQUITY (Schedule of Sales of G Units in 2011 Offering) (Details) (USD $)	12 Months Ended								84 Months Ended	1 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008	Jun. 30, 2007	Jun. 30, 2006	Jun. 30, 2005	Jun. 30, 2012	Apr. 30, 2011 G Units 2011 [Member]	Jun. 30, 2011 G Units 2011 [Member]
Shares	42,295,300	55,685,324	18,000	0	2,631,595	0	47,368,454	71,052,672		23,920,071	23,920,071
Gross proceeds	$ 8,210,013	$ 10,381,739	$ 4,500,000	$ 0	$ 50,000	$ 0	$ 50,000	$ 7,500		$ 6,458,189	$ 6,458,189
Offering costs	685,944	1,012,361	410,680	0	0	0	0	0		737,271	737,271
Net proceeds	7,524,069	9,369,378	4,089,320	0	50,000	0	50,000	7,500		5,720,918	5,720,918
Relative fair value allocated to warrants	3,779,978	3,288,346	1,806,181	0	0	0	0	0	8,874,504	2,142,276	2,142,276
Amount allocated to common stock and paid-in capital	$ 3,744,091	$ 6,081,032	$ 2,283,139	$ 0	$ 50,000	$ 0	$ 50,000	$ 7,500		$ 3,578,643	$ 3,578,643